Pensions and other post-employment benefits - Funded status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 487
Interest expense /(income)		€ 9	€ 15
Past service cost	(58)	(131)	€ 52
Net defined benefit liability (asset) at end of period	992	487
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,136
Net defined benefit liability (asset) at end of period	3,404	3,136
United States Post-employment benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,861)
Net defined benefit liability (asset) at end of period	(1,580)	(1,861)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(788)
Net defined benefit liability (asset) at end of period	€ (832)	€ (788)